                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: Quarter ended March 31, 2008

Check here if Amendment           |_|; Amendment Number: ______
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    White Mountains Advisors LLC
Address: 2614 Boston Post Road, Suite 34A
         Guilford, CT 06437

Form 13F File Number: 028-00470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark J. Plourde
Title: Chief Financial Officer
Phone: (203) 458-5805

Signature, Place, and Date of Signing:


/s/ Mark J. Plourde            Guilford, Connecticut    May 12, 2008
-------------------            ---------------------    ------------
[Signature]                        [City, State]          [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number              Name

1.         028-04685                         Prospector Partners, LLC
2.         028-04037                         Pioneer Investment Management, Inc.